STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,582,907)	$ (3,052,906)	$ (9,461,452)	$ (8,473,040)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation	2,908	2,860	10,475	15,809
Amortization of debt discount	0	0	585,324	593,770
Change in derivative liabilities	268,425	0	(3,113,580)	0
Equity based compensation	1,119,319	1,634,714	7,968,036	5,743,425
Changes in operating assets and liabilities:
Prepaid expenses	20,017	8,744	44,229	8,715
Accounts payable	4,314	(233,155)	(333,494)	(110,844)
Stock based payable	0	419,761	(226,305)	226,305
Deferred rent payable	303	0	3,016	(1,212)
Net cash used in operating activities	(1,167,621)	(1,219,982)	(4,523,751)	(1,997,072)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	0	(2,684)	(15,863)	(3,963)
Payment of long term deposit	0	0	(2,612)	0
Net cash used in investing activity	0	(2,684)	(18,475)	(3,963)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock	352,000	3,042,213	4,759,798	1,969,410
Proceeds from sale of Series C Preferred Stock	0	0	450,000	0
Proceeds from exercise of options	0	0	20,900	0
Proceeds from exercise of warrants	0	0	24,981	0
Net repayments of related party advances	0	0	0	(30,781)
Net cash provided by financing activities	352,000	3,042,213	5,255,679	1,938,629
Net increase (decrease) in cash and cash equivalents	(815,621)	1,819,547	713,453	(62,406)
Cash and cash equivalents, beginning of the period	953,234	239,781	239,781	302,187
Cash and cash equivalents, end of the period	137,613	2,059,328	953,234	239,781
Supplemental disclosures of cash flow information:
Cash paid during the period for interest	0	1,115	1,298	11,025
Cash paid during the period for income taxes	0	0	0	0
Non cash investing and financing activities:
Related party donated capital	0	0	0	87,500
Reclassify fair value of derivative and warrant liability from equity	11,938	5,440,034	0	0
Stock Issued for Services [Member]
Non cash investing and financing activities:
Common stock issued	0	0	0	85,000
Stock Issued for Settlement of Related Party Note and Advances Payable [Member]
Non cash investing and financing activities:
Common stock issued	0	0	0	65,000
Series A Preferred Stock [Member]
Non cash investing and financing activities:
Common stock issued upon conversion preferred stock and accrued dividends	0	0	0	1,063,331
Series B Preferred Stock [Member]
Non cash investing and financing activities:
Common stock issued upon conversion preferred stock and accrued dividends	0	0	0	997,526
Series C Preferred Stock [Member]
Non cash investing and financing activities:
Common stock issued upon conversion preferred stock and accrued dividends	$ 80,248	$ 317,500	$ 2,146,302	$ 88,900